Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued expenses
Accounts payable and accrued expenses
The following are the components of accounts payable and accrued expenses:

	Years Ended
	December 31, 2014	December 31, 2013
Accrued interest on debt	$12,224	$10,686
Subscriptions received in advance on AlphaCat ILS funds	15,400	35,000
Accrued income attributable to operating affiliates	109,399	68,763
Trade and compensation payables	181,222	163,738
Total accounts payable and accrued expenses	$318,245	$278,187